Inventories and Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory Table [Table Text Block]

(dollars in millions)	2017	2016
Raw materials	$2,038	$2,040
Work-in-process	3,366	2,787
Finished goods	3,845	3,305
Contracts in progress	10,205	9,395
	19,454	17,527
Less:
Progress payments, secured by lien, on U.S. Government contracts	(236)	(130)
Billings on contracts in progress	(9,337)	(8,693)
	$9,881	$8,704